Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,447	$ 1,671
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	795	850
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	644	821
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	285	339
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	210	196
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	952	1,136
Allowance on impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	544	498
Allowance on impaired loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	363	345
Allowance on impaired loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	176	153
Allowance on impaired loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5
Allowance on impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	12
Allowance on impaired loans [member] | Consumer installment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	102	91
Allowance on impaired loans [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	432	395
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,991	2,169
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,158	1,195
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	820	974
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	295	351
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	312	287
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,384	$ 1,531